OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
December 3, 2018
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Oppenheimer Multi-State Municipal Trust (the “Registrant”) Reg. No. 033-30198; File No. 811-05867
To the Securities and Exchange Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act“),on behalf of the Registrant with respect to its series: Oppenheimer Rochester Pennsylvania Municipal Fund, Oppenheimer Rochester New Jersey Municipal Fund, and Oppenheimer Rochester High Yield Municipal Fund, I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 28, 2018.
Sincerely,
/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman Vice President & Associate General Counsel 212-323-5905 cliuhartman@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP Taylor V. Edwards, Esq. Emily P. Ast, Esq.